Organization and Principal Activities (Tables)	6 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Unaudited Condensed Consolidated Financial Statements	The unaudited condensed consolidated financial statements of the Group as of September 30, 2025 included the following entities:
Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
CCSC Cayman	October 19, 2021	Cayman Islands	Parent	Investment holding
CCSC Group Limited (“CCSC Group”)	October 19, 2021	BVI	100%	Investment holding
CCSC Technology Group Limited (“CCSC Technology Group”)	December 31, 1992	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect Technology Limited (“CCSC Interconnect HK”)	July 3, 2007	Hong Kong	100%	Sale of interconnect products
Dongguan CCSC Interconnect Electronic Technology Limited (“CCSC Interconnect DG”)	June 28, 1993	Mainland China	100%	Manufacturing of interconnect products
CCSC Interconnect Technology Europe B.V. (“CCSC Interconnect NL”)	March 14, 2016	Netherlands	100%	Purchase of components
CCSC Technology Doo Beograd (“CCSC Technology Serbia”)	February 27, 2024	Serbia	100%	Manufacture of other electrical equipment